Discontinued Operations (Narrative) (Details) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended		3 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Oct. 31, 2011	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011 item	Jan. 31, 2014 Hankinson Renewable Energy, LLC [Member]	Dec. 31, 2013 Hankinson Renewable Energy, LLC [Member]	Mar. 31, 2014 Hankinson Renewable Energy, LLC [Member]	Dec. 31, 2013 Hankinson Renewable Energy, LLC [Member]	Sep. 30, 2011 Superior, Wisconsin Refinery [Member]	Dec. 31, 2011 Superior, Wisconsin Refinery [Member]	Dec. 31, 2011 Meraux, Louisiana Refinery [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales proceeds	$ 325,000,000	$ 1,097,000	$ 173,118,000		$ 950,010,000		$ 170,000,000			$ 214,000,000
Working capital adjustments						1,100,000	3,118,000
After-tax gain (loss) from disposal of refineries					18,724,000		52,542,000	781,000	52,542,000		77,585,000	(58,861,000)
Number of refineries sold					2
Net gain (loss) on liquidation of inventories		$ 17,781,000	$ (13,472,000)	$ 2,526,000	$ 179,152,000